<SEC-DOCUMENT>
<SEC-HEADER>

CONFORMED SUBMISSION TYPE:	13F-HR
PUBLIC DOCUMENT COUNT:		1
CONFORMED PERIOD OF REPORT:	20090930
FILED AS OF DATE:		20090930
DATE AS OF CHANGE:		20090930
EFFECTIVENESS DATE:		20090930

FILER:

	COMPANY DATA:
		COMPANY CONFORMED NAME:			South Street Advisors LLC
		CENTRAL INDEX KEY:			0001399706
		IRS NUMBER:				133992033
		STATE OF INCORPORATION:			NY
		FISCAL YEAR END:			1231

	FILING VALUES:
		FORM TYPE:		13F-HR
		SEC ACT:		1934 Act
		SEC FILE NUMBER:	028-12519
		FILM NUMBER:		08609811

	BUSINESS ADDRESS:
		STREET 1:		369 LEXINGTON AVE.
		STREET 2:		23RD FLOOR
		CITY:			NEW YORK
		STATE:			NY
		ZIP:			10017
		BUSINESS PHONE:		212-292-7803

	MAIL ADDRESS:
		STREET 1:		369 LEXINGTON AVE.
		STREET 2:		23RD FLOOR
		CITY:			NEW YORK
		STATE:			NY
		ZIP:			10017
</SEC-HEADER>




                              Form 13F SUMMARY PAGE




Report Summary:                                       2

                                                 -------------

Form 13F Information Table Entry Total:               33
                                                 ------------

Form 13F Information Table Value Total:           $118,934
                                                 ------------
                                                 (thousands)


                                                                                                                         VOTING
                              TITLE OF                        VALUE      SHRS/     SH/PRN OR   INVESTMENT   OTHER     AUTHORITY
NAME OF ISSUER                 CLASS              CUSIP      (x$1000)   PRN AMT     PUT/CALL   DISCRETION  MANAGERS     SOLE
- - -------------------------------------------------------------------------------------------------------


Amphenol Corp. Cl A      COM             032095101     4,939      131,085   SH SOLE N/A  SOLE
AT&T                              COM             00206R102    4,581      169,635 SH SOLE N/A  SOLE
BHP Billiton Ltd             SPONSORED ADR   088606108    5,119     77,560   SH SOLE N/A  SOLE
Burlington Northern Santa FeCOM 12189T104   4,464   55,920   SH SOLE N/A SOLE
Cephalon Inc                 COM           156708109    4,083    70,110   SH SOLE N/A  SOLE
Chevron Corp  	  COM             166764100    4,607      65,415   SH SOLE N/A  SOLE
Cisco Systems Inc        COM             17275R102    4,673    198,528  SH SOLE N/A  SOLE
Columbia Int'l Val Fd Cl Z Int'l Eqty Mutal FD  638581470   593    41,374    SH SOLE N/A  SOLE
CVS Carmark  Corp.     COM             126650100     4,586      128,330    SH SOLE N/A  SOLE
Devon Energy                COM             25179M103   4,705 69,881    SH SOLE N/A  SOLE
DirectTV Group Inc.       COM             25459106  4,788    173,270   SH SOLE N/A  SOLE
EBAY		   COM           278642103     880    37,300   SH SOLE N/A  SOLE
EMC Corp                      COM           268648102  4,768   279,860   SH SOLE N/A  SOLE
Energizer                         COM             29266R108    4,635      69,875    SH SOLE N/A  SOLE
Exxon Mobil Corp           COM             30231G102      1,144      16,679     SH SOLE N/A  SOLE
Goldman Sachs                     COM             38141G104    1,085    5890    SH SOLE N/A  SOLE
Hewlett-Packard                   COM             428236103   3,995    84,630    SH SOLE N/A  SOLE
HSBC Hldgs Plc ADR     SPONSORED ADR   404280406   618  10,790     SH SOLE N/A  SOLE
Molson Coors Brewing Co CL B COM  60871R209 4,875    100,160  SH SOLE N/A  SOLE
Mosaic Co.	 COM            61945A107 3,939    81,950  SH SOLE N/A  SOLE
Nalco Holding Co.       COM            62985Q101  4,350   212,320 SH SOLE N/A  SOLE
Oracle Corp                  COM             68389X105  4,344    208,480  SH SOLE N/A  SOLE
Pepsico                           COM             713448108    344   5,880     SH SOLE N/A  SOLE
Polo Ralph Lauren Corp CL A  COM   731572103    5,910    77,145  SH SOLE N/A  SOLE
Prudential Financial Inc.     COM             744320102  4,136    82,870    SH SOLE N/A  SOLE
R,aymond James Financial Inc    COM   754730109    4,098 176,070   SH SOLE N/A  SOLE
Research In Motion     COM       760975102    3,817     56,445     SH SOLE N/A  SOLE
Shire Pharmaceuticals Grp PLC ADR SPONSORED ADR   82481R106    4,808  91,965 SH SOLE N/A  SOLE
Stryker                  COM             863667101   4,616  101,615    SH SOLE N/A  SOLE
The Dun & Bradstreet Corp  COM   26483E100     3,263  43,325    SH SOLE N/A  SOLE
Transocean Inc       COM     G90078109   491     5,751   SH SOLE N/A  SOLE
Vanguard NY Insd Tax Free Fd  COM    91324P102   287  25,454      SH SOLE N/A  SOLE
Warner Chilcott Limited     COM             G9435108   5,387    249,200    SH SOLE N/A  SOLE
     33                                                          118,934



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</SEC-DOCUMENT>